Income Taxes - Actual Tax Rate on Loss Before Income Taxes Reconciles (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate			21.00%	21.00%
State income taxes, net of federal benefit			2.50%	3.60%
Valuation allowance on deferred tax assets			(17.20%)	(24.20%)
Goodwill Impairment			(5.50%)
Equity-based compensation			(1.10%)	(1.10%)
Adjustments to prior year provision			0.70%	1.40%
Note revaluation			(0.60%)
Common stock warrant liability			0.40%	0.90%
Other			(0.20%)	(0.10%)
Effective tax rate	(0.40%)	(0.20%)	0.00%	1.50%